Acquisitions - Schedule of Total Purchase Consideration and Fair Values of Acquired Assets and Liabilities at Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 29, 2020	Aug. 24, 2021	Dec. 31, 2020
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 12,666		$ 0	$ 4,162
Zenith
Consideration
Cash Consideration		$ 6,909
Promissory Note Consideration		974
Stock Consideration		813
Settlement of Preexisting Relationships		1,158
Fair Value of Total Consideration Transferred		9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		4,527
Accounts receivable		518
Inventory		692
Prepaid expenses and other current assets		632
Property and equipment, net		61
Total identifiable assets acquired		6,430
Accounts payable		490
Accrued expenses and other current liabilities		248
Total liabilities assumed		738
Total identifiable net assets		5,692
Goodwill		$ 4,162
iQuue
Consideration
Cash Consideration	6,192
Contingent consideration	5,230
Cash consideration held in escrow	1,021
Net working capital adjustment	508
Fair Value of Total Consideration Transferred	12,951
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	290
Accounts receivable	721
Inventory	49
Intangible assets	3,590
Prepaid expenses and other current assets	5
Total identifiable assets acquired	4,655
Accounts payable	48
Deferred revenue	91
Accrued expenses and other current liabilities	69
Total liabilities assumed	208
Total identifiable net assets	4,447
Goodwill	$ 8,504